Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party		6 Months Ended	12 Months Ended
		Mar. 31, 2023	Sep. 30, 2022
Shanghai Laiguan Property Management Co., Ltd. (“Laiguan”) [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Related Party	[1]		An entity controlled by certain shareholders of the Group
Shanghai Qingji Property Management Co., Ltd. (“Qingji”) [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Related Party	[1]		An entity controlled by certain shareholders of the Group
Wangxiancai Limited [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Related Party		An entity controlled by the legal representative and executive director of one of the subsidiaries [2]	An entity controlled by the legal representative and executive director of one of the subsidiaries
Key Space (S) Pte Ltd (“Key Space”) [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Related Party		An entity controlled by certain shareholders of the Group	An entity controlled by certain shareholders of the Group
Mr. Qu Chengcai [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Related Party			Chief Executive Officer
Mr. Sun Zhichen [Member]
Related Party Transactions and Balances (Details) - Schedule of Financial Support to these Related Party [Line Items]
Related Party			Chief Financial Officer

[1]	Laiguan and Qingji ceased to be a related party of the Group in January 2021.
[2]	Wangxiancai Limited was no longer a related party of the Company since June 30, 2022 when the Company disposed of the Deconsolidated VIE’s Subsidiaries.